Income Taxes (Details 2)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes
Federal statutory tax rate	21.00%	21.00%
Valuation allowance	(21.90%)	(21.00%)
Effective income tax rate	0.90%	0.00%